May 5, 2000



Securities and Exchange Commission
450 Fifth Street NW
Washington DC 20549



RE:  Variable Account A of
     First Fortis Life Insurance Company
     File No. 33-71688 (Opportunity)
     CIK No. 0000914805

Pursuant to Rule 497(j) under the Securities Act of 1933, First Fortis Life Insurance Company, on behalf of Separate Account A, certifies that:

1) the form of Prospectuses that would have been
filed under paragraph (c) of Rule 497 would  not
have  differed from that contained in  the  most
recent  amendment to the registration  statement
of    the   Separate   Account   (Post-Effective
Amendment No. 9) filed April 28, 2000.

2)  the text of the most recent amendment to the
registration    statement   has    been    filed
electronically.

Please contact me at (651) 738-5080 if you have any questions.

Sincerely,

/s/ David A. Peterson

David A. Peterson
Vice President
Assistant General Counsel